12. Deferred taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DeferredTaxesLineItems [Line Items]
Accumulated income tax losses	R$ 159,559	R$ 170,418
Negative basis of social contribution	159,559	170,418
Deferred tax assets	54,250	57,942
Gol Linhas Aereas S.A. ("GLA") [Member]
DeferredTaxesLineItems [Line Items]
Accumulated income tax losses	5,017,227	5,631,209
Negative basis of social contribution	5,017,227	5,631,209
Deferred tax assets	1,705,857	R$ 1,914,611
Smiles Fidelidade Argentina [Member]
DeferredTaxesLineItems [Line Items]
Accumulated income tax losses	8,343
Negative basis of social contribution
Deferred tax assets	R$ 2,905